Finance Receivables and Operating Leases (Tables)	12 Months Ended
Dec. 31, 2011
Components of Financing Receivable

The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2011	2010
	(Millions of yen)
Total minimum lease payments receivable	¥204,326	¥215,925
Unguaranteed residual values	8,195	11,120
Executory costs	(2,275)	(2,063)
Unearned income	(24,955)	(27,891)

	185,291	197,091
Less allowance for doubtful receivables	(7,039)	(7,983)

	178,252	189,108
Less current portion	(66,337)	(71,500)

	¥111,915	¥117,608

Allowance for Credit Losses

The activity in the allowance for credit losses is as follows:

	Years ended December 31
	2011	2010
	(Millions of yen)
Balance at beginning of year	¥7,983	¥9,023
Charge-offs	(1,937)	(3,103)
Provision	2,052	1,995
Other	(1,059)	68

Balance at end of year	¥7,039	¥7,983

Future Minimum Lease Payments to be Received under Financing Leases and Non-Cancelable Operating Leases

The following is a schedule by year of the future minimum lease payments to be received under financing leases and non-cancelable operating leases at December 31, 2011.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2012	¥80,411	¥7,610
2013	58,396	2,367
2014	37,177	2,045
2015	19,317	1,632
2016	8,486	1,559
Thereafter	539	248

	¥204,326	¥15,461